SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

Since December 31, 2011, the Company has repurchased a total 535,288 ordinary shares (66,911 ADSs) with an aggregate consideration of RMB1,196,317 (US$190,076), which resulted in an decrease of par value of ordinary shares by RMB1,685 (US$268) and retained earnings by RMB1,194,632(US$189,808).